CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND

Supplement to Prospectus dated February 1, 2017

CALVERT AGGRESSIVE ALLOCATION FUND

CALVERT BALANCED PORTFOLIO

CALVERT CAPITAL ACCUMULATION FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY PORTFOLIO

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SMALL CAP FUND

Supplement to Prospectus dated February 1, 2017 as revised April 10, 2017

CALVERT BOND PORTFOLIO

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT LONG-TERM INCOME FUND

CALVERT SHORT DURATION INCOME

CALVERT ULTRA-SHORT INCOME FUND

Supplement to Prospectus dated February 1, 2017 as revised July 13, 2017

CALVERT UNCONSTRAINED BOND FUND

Supplement to Prospectus dated April 13, 2017

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND

Supplement to Prospectus dated May 1, 2017

1.

The following replaces the sentence with the address for Calvert Research and Management in the second paragraph of the section entitled “Management of Fund/Portfolio Investments – About Calvert Research and Management”:

CRM’s address is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009.

2.

The following replaces the sixth sentence in the section entitled “Shareholder Information – When Your Account will be Credited – Class A, C and Y”:

All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at the funds’ office in Washington, DC will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.

3.

The following replaces the second and third paragraphs under “Statement of Additional Information” on the back cover:

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
c/o Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
Telephone: 1-800-368-2745

August 21, 2017	26960 8.21.17

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

Supplement to Prospectus dated May 1, 2017

1.

The following replaces the sentence with the address for Calvert Research and Management in the second paragraph of the section entitled “Management of Fund/Portfolio Investments – About Calvert Research and Management”:

CRM’s address is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009.

2.

The following replaces the sixth sentence in the section entitled “Shareholder Information – When Your Account will be Credited – Class A, C and Y”:

All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at the funds’ office in Washington, DC will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.

3.

The following replaces the second and third paragraphs under “Statement of Additional Information” on the back cover:

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
c/o Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
Telephone: 1-800-368-2745

August 21, 2017	26965 8.21.17

CALVERT AGGRESSIVE ALLOCATION FUND

CALVERT CAPITAL ACCUMULATION FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT LONG-TERM INCOME FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SHORT DURATION INCOME

CALVERT SMALL CAP FUND

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND

CALVERT ULTRA-SHORT INCOME FUND

Supplement to Statements of Additional Information dated February 1, 2017

CALVERT UNCONSTRAINED BOND FUND

Supplement to Statements of Additional Information dated April 13, 2017

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND

Supplement to Statement of Additional Information dated May 1, 2017

1.

The following replaces the address on the front cover:

1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
1-800-368-2745

2.

The following replaces the first sentence in the second paragraph of the section entitled “TRUSTEES AND OFFICERS” or “DIRECTORS AND OFFICERS”, as applicable:

The address of the Trustees/Directors and Ms. Brown is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009.

3.

The following replaces the reference to the address for the Calvert Funds under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES” or “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS”, as applicable:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA 02110

4.

The following replaces the second sentence of the fourth paragraph under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES” or “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS”, as applicable:

Shareholders of a Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA 02110.

August 21, 2017

CALVERT BALANCED PORTFOLIO

CALVERT BOND PORTFOLIO

CALVERT EQUITY PORTFOLIO

Supplement to Statement of Additional Information dated February 1, 2017 as revised March 23, 2017

1.

The following replaces the address on the front cover:

1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
1-800-368-2745

2.

The following replaces the first sentence in the second paragraph of the section entitled “TRUSTEES AND OFFICERS”:

The address of the Trustees and Ms. Brown is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009.

3.

The following replaces the reference to the address for the Calvert Funds under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES”:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA 02110

4.

The following replaces the second sentence of the fourth paragraph under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES”:

Shareholders of a Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA 02110.

5.

The following replaces the address for Calvert Research and Management under Appendix D – ADDITIONAL INFORMATION REQUIRED BY LOCAL JURISDICTIONS IN WHICH THE FUND MAY BE OFFERED – Additional information regarding the Funds’ service providers:

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

August 21, 2017

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO

CALVERT VP NASDAQ 100 INDEX PORTFOLIO

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

CALVERT VP S&P 500 INDEX PORTFOLIO

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CALVERT VP SRI BALANCED PORTFOLIO

CALVERT VP SRI MID CAP PORTFOLIO

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO

Supplement to Statement of Additional Information dated May 1, 2017

1.

The following replaces the address on the front cover:

1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
1-800-368-2745

2.

The following replaces the first sentence in the second paragraph of the section entitled “DIRECTORS AND OFFICERS”:

The address of the Trustees/Directors and Ms. Brown is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009.

3.

The following replaces the reference to the address for the Calvert Funds under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS”:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA 02110

4.

The following replaces the second sentence of the fourth paragraph under the section entitled “PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS”:

Shareholders of a Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA 02110.

August 21, 2017